SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 20, 2023
Short-Term Debt [Line Items]
Debt interest rate				8.00%
Debt amount net of unamortized discount and issuance costs	$ 1,180,536	$ 405,314	$ 405,314
Related Party [Member]
Short-Term Debt [Line Items]
Face value	123,650	151,150
Debt unamortized discount and issuance costs		(3,062)
Debt amount net of unamortized discount and issuance costs	123,650	148,088
Two Director [Member]
Short-Term Debt [Line Items]
Face value	$ 103,400	130,900
Debt interest rate	24.00%
Debt maturity year	2023
Director [Member]
Short-Term Debt [Line Items]
Face value	$ 20,250	$ 20,250
Debt interest rate	24.00%
Debt maturity year	2025